Capital Management	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Management [Abstract]
Capital Management
24.	CAPITAL MANAGEMENT

The Company manages its capital to ensure that entities in the Company will be able to safeguard cash as well as maintain financial liquidity and flexibility to support the development of its product candidates and programs as a going concern through the optimization of the debt and equity balance.

The Company’s financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. The capital structure of the Company mainly consists of borrowings and equity of the Company. Key management personnel of the Company review the capital structure periodically. In order to maintain or balance the overall capital structure, the Company may adjust the amounts of long-term borrowings, or the issuance of new shares capital or other equity instruments.

As of December 31, 2019, there were no changes in the Company’s capital management policy, and the Company is not subject to any externally imposed capital requirements.